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January 18, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

Attention: Laura Hatch

RE:	The GAMCO Gold, Natural Resources & Income
Trust by Gabelli (File Nos. 333- and 811-21698)

Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of The GAMCO Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) is the Fund’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933 and the Investment Company Act of 1940.

The Fund represents that its Registration Statement is substantially similar to Post-Effective Amendment No. 5, filed May 3, 2012, to the Fund’s current shelf registration statement (File No. 333-170691) and that the only substantive changes made to the disclosure contained in Post-Effective Amendment No. 5 to the Fund’s current shelf registration statement are as follows:

o	Financial statements and the notes thereto and selected financial data has been revised as of the Fund’s six-months ended June 30, 2012.
o	The tax disclosure was revised to show current regulatory conditions.
o	Disclosure regarding CFTC Rule 4.5 and such matter.
o	Other minor factual updates.

If you have any questions or comments or require any additional information in connection with the Fund or the Registration Statement please telephone me at (416) 777-4727.

Very truly yours,

/s/ Steven Grigoriou

Steven Grigoriou, Esq.